ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Status of Our Business - General Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Operating revenue	$ 0	$ 0	$ 0
Cash			591	$ 10,327	$ 12,956	$ 18,374	$ 35,270
Accounts payable and accrued expense liabilities			2,169	$ 1,743		$ 1,668
Other commitments			$ 0